Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Recurring Basis in Yen - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Assets—
Available-for-sale securities― equity securities	¥ 4,212,571	¥ 3,751,011
Available-for-sale securities—debt securities	101,910
Total assets	4,314,481	3,751,011
Fair Value, Inputs, Level 1 [Member]
Assets—
Available-for-sale securities― equity securities	4,212,571	3,751,011
Total assets	4,212,571	¥ 3,751,011
Fair Value, Inputs, Level 2 [Member]
Assets—
Available-for-sale securities—debt securities	101,910
Total assets	¥ 101,910